UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-3906
                                            --------

               PC&J Performance Fund
               ---------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       September 30, 2011
                         -------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011
(UNAUDITED)



                                            PERCENT
                                             OF NET       NUMBER OF
SECURITY                                     ASSETS        SHARES        VALUE
----------------------------------------    --------      ---------    ----------
----------------------------------------

COMMON STOCKS AND EXCHANGE
   TRADED FUNDS

Consumer Discretionary:                        12.9%
 Arcos Dorados Holdings Inc.                                  4,000    $   92,760
 Autozone Inc. 1                                              1,500       478,785
 BJ's Restaurants Inc. 1                                      2,000        88,220
 Bed Bath & Beyond Inc. 1                                     2,000       114,620
 Dollar Tree Inc. 1                                           3,000       225,420
 GNC Corp. 1                                                  4,000        80,480
 McDonalds Corp.                                              3,000       263,460
 PriceSmart Inc.                                              3,000       186,960
 Ross Stores Inc.                                             3,000       236,070
 The TJX Companies Inc.                                       2,000       110,940
 Ulta Salon Cosmetics & Fragrance Inc. 1                      2,000       124,460

                                                                        2,002,175


Consumer Staples:                               4.5
 Companhia De Bebidas                                         7,000       214,550
 Hansen Natural Corp. 1                                       2,000       174,580
 Philip Morris International Inc.                             2,000       124,760
 Unilever NV                                                  6,000       188,940

                                                                          702,830


Energy:                                         6.3
 Baker Hughes Inc.                                            2,000        92,300
 Chevron Corp.                                                2,000       185,180
 Exxon Mobil Corp.                                            1,500       108,945
 SPDR Energy Select Sector 2                                 10,000       585,100

                                                                          971,525


Financial Services:                            11.6
 American Express Co.                                         5,000       224,500
 Anworth Mortgage Asset                                      43,000       292,400
 CYS Investments Inc.                                         9,000       108,810
 Cardtronics Inc. 1                                           6,000       137,520
 DFC Global Corp. 1                                           8,000       174,560
 Ezcorp Inc. 1                                                6,000       171,240
 Hatteras Financial Corp.                                     9,000       226,440
 Mastercard Inc.                                              1,200       380,592
 Metlife Inc.                                                 3,000        84,030

                                                                        1,800,092


PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011
(UNAUDITED)



                                            PERCENT
                                             OF NET       NUMBER OF
SECURITY                                     ASSETS        SHARES        VALUE
----------------------------------------    --------      ---------    ----------
----------------------------------------

Healthcare:                                    12.6%
 Alexion Pharmaceuticals Inc. 1                               4,000    $  256,240
 Athenahealth Inc. 1                                          2,000       119,100
 Biogen Idec Inc. 1                                           3,000       279,450
 Celgene Corp. 1                                              5,000       309,550
 Cerner Corp. 1                                               4,000       274,080
 Illumina Inc. 1                                              2,000        81,840
 Mead Johnson Nutrition Co.                                   3,000       206,490
 Perrigo Co.                                                  3,000       291,330
 Watson Pharmaceuticals Inc. 1                                2,000       136,500

                                                                        1,954,580


Industrials:                                    2.4
 Honeywell International Inc.                                 2,000        87,820
 Sionix Corp. 1, 3, 5, 6                                  1,666,673       116,667
 Stericycle Inc. 1                                            2,000       161,440

                                                                          365,927


Information Technology:                         7.3
 Apple Inc.                                                     350       133,462
 Check Point Software Technologies Ltd.1                      4,000       211,040
 E M C Corp. 1                                                4,000        83,960
 International Business Machines Corp.                        2,800       489,636
 Oracle Corp.                                                 4,000       114,960
 PowerShares QQQ Trust 2                                      2,000       104,980

                                                                        1,138,038


Materials:                                      3.8
 SPDR Gold Trust 1,2                                          3,000       474,180
 iShares Silver Trust 1,2                                     4,000       115,640

                                                                          589,820



Utilites:                                       6.6
 American Water Works Company Inc.                            8,000       241,440
 Consolidated Edison Inc.                                     4,000       228,080
 Southern Company                                             7,000       296,590
 Wisconsin Energy Corp.                                       8,000       250,320

                                                                        1,016,430



PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011
(UNAUDITED)



                                                PERCENT
                                                 OF NET       NUMBER OF
SECURITY                                         ASSETS       SHARES/PAR       VALUE
--------------------------------------------    --------      ----------    -----------
--------------------------------------------

Diversified Indexed Trusts:                         2.0%
 Guggenheim China Small Cap Index 2                                3,000    $    54,330
 iShares Inc. MSCI Canada Index 2                                  2,850         72,646
 iShares Inc. MSCI Japan Index 2                                  19,000        179,740

                                                                                306,716

TOTAL COMMON STOCKS AND
   EXCHANGE TRADED FUNDS
 (Cost $9,994,019)                                 70.0                      10,848,133


WARRANTS                                            0.0
 Cambridge Holdings Ltd. Warrants 1,3,4                           11,599              0
 9-15-2015 (Cost $0)
 Prescient Medical Inc. Pfd B Warrants1,3,4                        5,000              0
 2-14-2013 (Cost $0)
 Prescient Medical Inc. Pfd C Warrants1,3,4                       37,222              0
 4-14-2014 (Cost $0)
 Sionix Corporation Warrants 1,3,4                               833,336              0
 10-13-2015 (Cost $0)


TOTAL WARRANTS
 (Cost $0)                                                                            0


CONVERTIBLE PREFERRED STOCKS                        0.4
 Prescient Medical Inc. Series C 1,3,4                            78,157         64,089
 (Cost $234,009)


CONVERTIBLE BONDS                                   0.2
 Cambridge Holdings Ltd. 1,3,4
       6.000%, due 06-30-11                                       28,999         23,779
 (Cost $23,779)

CONVERTIBLE BONDS TRUST                             0.8
 ACP HyperActive Technologies Trust 1,3,4
      8.000%, due 06-30-12                                       125,000        124,956
 (Cost $125,000)

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Concluded)
SEPTEMBER 30, 2011
(UNAUDITED)



                                         PERCENT
                                          OF NET       NUMBER OF
SECURITY                                  ASSETS        SHARES         VALUE
-------------------------------------    --------      ---------    -----------
-------------------------------------

MUTUAL FUNDS                                24.3%
 First American Treasury Oblig. Fund                   3,766,919    $ 3,766,919
 (Cost $3,766,919)




TOTAL INVESTMENTS
 (Cost $14,143,726) 7                       95.7                     14,827,876


ASSETS LESS OTHER LIABILITIES                4.3                        671,421


NET ASSETS                                 100.0%                   $15,499,297





















1    Non-income producing security.
2 Exchange Traded Funds, or baskets of stocks giving exposure to certain industry, style & country segments.
3 Security has been deemed illiquid. At September 30, 2011, the aggregate value of illiquid securities was $329,491, which is 2.1% of the Fund's net assets.
4 Security valued according to "good faith pricing" guidelines. (See Note A) 5 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2011, the aggregate amount of Rule 144A securities was $116,667, which is 0.8% of the Fund's net assets.
6 Security is restricted. At September 30, 2011, the aggregate amount of restricted securities was $116,667, which is 0.8% of the Fund's net assets.
7 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation. (See Note A)

NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2011
(UNAUDITED)

A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the quarter ended September 30, 2011, aggregated $7,579,115 and $9,164,547, respectively.
At September 30, 2011, gross unrealized appreciation on investments was $1,285,898 and gross unrealized depreciation on investments was $601,748 for a net unrealized appreciation of $684,150 for financial reporting and federal income tax purposes.

B.  FAIR  VALUE  MEASUREMENTS
GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.
Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:
Level  1  -  quoted  prices  in  active  markets  for  identical  securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Observable inputs may also include benchmark yields, reported trades, broker quotes, benchmark securities and bid/offer quotations.
Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments). Level 3 securities are generally unique investment structures that have no widely adopted benchmarks. Factors involved in valuation may include the type of security, recent financial results, cost at the date of purchase, and information as to any transactions or offers with respect to the security.
In January 2010, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) No. 2010-06 "Improving Disclosures about Fair Value Measurements". This ASU adds new disclosures about the amounts and reason for significant transfers in and out of Level 1 and Level 2 as well as inputs and valuation techniques used to measure fair value that fall in either Level 2 or Level 3, and information on purchases, sales, issuance and settlement on a gross basis in the reconciliation of activity in Level 3. During the current period, management adopted the disclosure requirements effective for the fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.
There were no significant transfers in and out of Levels 1 and 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used to value the Fund's securities as of September 30, 2011.

NOTES TO SCHEDULE OF INVESTMENTS (Concluded)
September 30, 2011
(UNAUDITED)



                                         Level 1  Level 2   Level 3   Total
Security Type                            Investments in Securities ($000)
Common Stocks and Exchange Traded Funds  $10,848  $      -  $      -  $10,848
Warrants                                       -         -         -        -
Convertible Preferred Stocks                   -         -        64       64
Convertible Bonds                              -         -        24       24
Convertible Bonds Trust                        -         -       125      125
Mutual Funds                               3,767         -         -    3,767
Total                                    $14,615  $      -  $    213  $14,828
                                         -------  --------  --------  -------




                                                                          Measurements
                                                                Using Unobservable Inputs ($000)
                                                                            (Level 3)

                                                                           Securities
--------------------------------------------------------------

Beginning Balance 6-30-2011                                     $                            213

Total gains or losses (realized/unrealized) included in
earnings                                                                                       0

Purchases                                                                                      0

Sales                                                                                          0

Issuances                                                                                      0

Settlements                                                                                    0

Transfers in and/or out of Level 3                                                             0

Ending Balance 9-30-2011                                        $                            213


The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the
change in unrealized gains or losses relating to assets still held at the reporting date
                                                                $                              0
                                                                =================================

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of October 27, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Performance Fund
                 ---------------------

By:
November 2, 2011          /s/________________________________________________
----------------
Date                         Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
November 2, 2011          /s/________________________________________________
----------------
Date                         James M. Johnson, President

By:
November 2, 2011          /s/________________________________________________
----------------
Date                         Kathleen Carlson, Treasurer